COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	6 Months Ended
Jun. 30, 2017 USD ($) vessel
Other Commitments [Line Items]
Installments And Newbuilding Supervision Fees Paid	$ 159.0
Newbuilding installment Commitments	557.4
Newbuilding installment Commitments Due in next twelve months	417.7
Newbuilding installment Commitments Due in Two years	86.3
Newbuilding installment Commitments Due in three years	$ 53.4
VLCC Vessels [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel	6
Suezmax [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel	1
LR2 tanker [Member]
Other Commitments [Line Items]
Number of newbuild vessels | vessel	3